SHORT- TERM AND LONG- TERM DEBT (DETAILS) (USD $) In Millions, unless otherwise specified					12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Alliance Bernstein [Member]	Dec. 31, 2011 Alliance Bernstein [Member]	Dec. 31, 2012 AXA Equitable [Member]	Dec. 31, 2011 AXA Equitable [Member]	Dec. 31, 2012 AB Credit Facility 2010 [Member] Alliance Bernstein [Member]	Jan. 17, 2012 AB Credit Facility 2010 [Member] Alliance Bernstein [Member]	Dec. 31, 2010 AB Credit Facility 2010 [Member] AXA Equitable [Member]	Dec. 31, 2012 Scb Llc Credit Facility [Member] Alliance Bernstein [Member]	Dec. 31, 2012 Federal Home Loan Bank of Ny [Member] AXA Equitable [Member]
Short-term Debt [Abstract]
AllianceBernstein commercial paper			$ 323	$ 445
Total short-term debt			323	445
Long Term Debt [Abstract]
AXA Equitable: Surplus Notes	500				200	200
Total long-term debt					200	200
Total Short-term and Long-term Debt	523	645
Commercial paper interest rates			0.50%	0.20%
Notes Surplus Rate					7.70%	7.70%
Purchased stock to meet their membership requirement											12
Required purchase of FHLBNY activity based stock in an amount equal to borrowings											4.50%
Credit Facility Original Principal							1,000	900	1,000		1,000
Line Of Credit Facility Incremental Amount In Principal Allowed							$ 350	$ 250		$ 200